Fair value of Above / Below Market Acquired Time Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of fair value of above market time charters	$ 336	$ 0	$ 0
Amortization of fair value of below market time charters	2,349	1,820	$ 0
Accumulated amortization of fair value of below market time charters	$ 3,157
Weighted average remaining lease term	2 years 2 months 1 day
Below market time charters | Two Augustea Vessels
Finite-Lived Intangible Assets [Line Items]
Liability recognized	$ 5,373
Amortization of fair value of below market time charters	1,337	$ 1,820
Below market time charters | Star Marianne
Finite-Lived Intangible Assets [Line Items]
Liability recognized	1,269
Amortization of fair value of below market time charters	1,012
Above market time charters | Star Janni
Finite-Lived Intangible Assets [Line Items]
Asset recognized	336
Amortization of fair value of above market time charters	$ 336